Business Combinations (Tables)	12 Months Ended
Jun. 30, 2025
Schedule of fair value of consideration transferred
Period	Amount A$

Upfront consideration	946,200
Present value of deferred consideration (current)	1,371,304
Present value of deferred consideration (non-current)	1,669,414
Total consideration	3,986,918